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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Delta Partners, LLC

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                 November 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       33

Form 13F Information Table Value Total:   $ 1,418,683
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number            Name


	 1    	28- 10514                       Charles Jobson
     	----	--------------------------      --------------------------




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                                                     FORM 13F INFORMATION TABLE


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                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SOLE)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


Actel Corporation                   COM          004934105      $21,907     2,041,623  SH          SOLE       	1          2,041,623
Aercap Holdings NV                  SHS          N00985106      $79,150     3,180,000  SH          SOLE       	1          3,180,000
AFC Enterprises Inc                 COM          00104Q107      $52,809     3,508,912  SH          SOLE       	1          3,508,912
Boyd Gaming Corp                    COM          103304101      $76,089     1,775,700  SH          SOLE       	1          1,775,700
Career Education Corp.              COM          141665109      $129,426    4,624,000  SH          SOLE       	1          4,624,000
Chart Industries Inc                COM PAR $.01 16115Q308      $50,486     1,569,840  SH          SOLE       	1          1,569,840
Dollar Thrifty Automotive Grp Inc   COM          256743105      $32,300       931,100  SH          SOLE       	1            931,100
Eddie Bauer Holdings, Inc.          COM          071625107      $3,698        430,055  SH          SOLE         1            430,055
Familymeds Group Inc                COM          30706T209      $350          333,081  SH          SOLE         1            333,081
First Marblehead Corp.              COM          320771108      $310,564    8,187,819  SH          SOLE         1          8,187,819
GameTech International Inc          COM          36466D102      $7,713        995,175  SH          SOLE         1            995,175
Group 1 Automotive Inc              COM          398905109      $6,714        200,000  SH          SOLE         1            200,000
Interactive Brokers Group Inc       COM          45841N107      $7,090        270,000  SH          SOLE         1            270,000
iShares Trust                       MSCI EMG MKT 464287234      $17,934       120,000  SH    PUT   SOLE         1
KBR Inc                             COM          48242W106      $35,703       920,880  SH          SOLE         1            920,880
Kodiak Oil & Gas Corp.              COM          50015Q100      $4,630      1,402,900  SH          SOLE         1          1,402,900
Longs Drug Stores Corp              COM          543162101      $13,098       263,700  SH          SOLE         1            263,700
Magna Entertainment Corp            CL A         559211107      $8,021      3,533,605  SH          SOLE         1          3,533,605
Mastercard Inc                      CL A         57636Q104      $68,007       459,600  SH          SOLE         1            459,600
McGraw-Hill Companies, Inc          COM          580645109      $10,182       200,000  SH          SOLE         1            200,000
Merrill Lynch & Co. Inc.            COM          590188108      $3,564         50,000  SH          SOLE         1             50,000
Natures Sunshine Products           COM          639027101      $27,053     2,178,200  SH          SOLE         1          2,178,200
Portfolio Recovery Associates Inc   COM          73640Q105      $467            8,800  SH    PUT   SOLE         1
Progressive Gaming Corp             COM          74332S102      $16,541     3,308,117  SH          SOLE         1          3,308,117
Qiao Xing Mobile Communication      SHS          G73031109      $195           20,000  SH          SOLE         1             20,000
SK Telecom Ltd                      SPONS ADR    78440P108      $139,590    4,700,000  SH          SOLE         1          4,700,000
Steelcase Inc.                      CL A         858155203      $64,100     3,565,049  SH          SOLE         1          3,565,049
Sterlite Industries India Ltd       ADS          859737207      $740           40,000  SH          SOLE         1             40,000
Thermadyne Holdings                 COM          883435307      $12,579       876,000  SH          SOLE         1            876,000
Union Pacific Corporation           COM          907818108      $11,306       100,000  SH    CALL  SOLE         1
US Airways Group, Inc.              COM          90341W108      $81,517     3,105,400  SH          SOLE         1          3,105,400
Valassis Communications Inc.        COM          918866104      $38,689     4,337,300  SH          SOLE         1          4,337,300
WR Grace & Company                  COM          38388F108      $86,473     3,219,400  SH          SOLE         1          3,219,400

                                                                $1,418,683









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